Related Party Transactions (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction, Expenses from Transactions with Related Party	$ 1,546,033	$ 1,391,466	$ 3,093,222	$ 2,783,147
Mr. Leong And Mr. Lam [Member]
Related Party Transaction, Expenses from Transactions with Related Party	166,341
Mr Vong [Member]
Related Party Transaction, Expenses from Transactions with Related Party			$ 308,341